Stockholders' Deficit - Schedule of Stock Options Outstanding and Exercisable (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018	Dec. 31, 2017
Number of Option Outstanding	264,426	322,172	157,664
Weighed Averate Remaining Contractual Life (in years)	7 years 11 months 26 days
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.42	$ 1.55	$ 0.42
Number of Option Exercisable	117,218	141,784
Weighted Average Exercise Price, Exercisable	$ 0.42	$ 0.42
Minimum [Member]
Exercise Price	0.40
Maximum [Member]
Exercise Price	$ 0.44